Note 20 - Fair Value Measurements - Recurring Fair Value Measurement (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Derivative Asset, Total		$ 166
Total assets measured at fair value	$ 2,872	14,909
Fair Value, Inputs, Level 1 [Member]
Derivative Asset, Total		0
Total assets measured at fair value	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative Asset, Total		0
Total assets measured at fair value	2,872	14,743
Fair Value, Inputs, Level 3 [Member]
Derivative Asset, Total		166
Total assets measured at fair value	0	166
Debt Security, Corporate, US [Member]
Available-for-sale debt securities		1,574
Trading debt securities	2,872	13,169
Debt Security, Corporate, US [Member] | Fair Value, Inputs, Level 1 [Member]
Available-for-sale debt securities		0
Trading debt securities	0	0
Debt Security, Corporate, US [Member] | Fair Value, Inputs, Level 2 [Member]
Available-for-sale debt securities		1,574
Trading debt securities	2,872	13,169
Debt Security, Corporate, US [Member] | Fair Value, Inputs, Level 3 [Member]
Available-for-sale debt securities		0
Trading debt securities	$ 0	$ 0